Subsequent Events (Details Narrative) - USD ($)													9 Months Ended		12 Months Ended
	Jun. 14, 2016	Jun. 06, 2016	May 19, 2016	May 01, 2016	Oct. 16, 2015	Oct. 08, 2015	Sep. 24, 2015	Sep. 11, 2015	Sep. 02, 2015	Sep. 01, 2015	Aug. 24, 2015	Aug. 14, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Subsequent Event [Line Items]
Debt amount converted													$ 31,436	$ 120,000	$ 126,849	$ 315,835
Number of common shares issued upon conversion															148,669,051
10% Convertible Note Payable Due October 31, 2015 [Member]
Subsequent Event [Line Items]
Debt amount converted															$ 126,849
Number of common shares issued upon conversion															402,450	6,500,000
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Subsequent Event [Line Items]
Principal amount													516,920		$ 516,920
Debt instrument, accrued interest													$ 31,436
Number of common shares issued upon conversion													1,744,300
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due March 31, 2015 [Member]
Subsequent Event [Line Items]
Principal amount													$ 127,693
Subsequent Event [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Subsequent Event [Line Items]
Debt instrument, accrued interest					$ 4,418	$ 690	$ 2,700	$ 1,780	$ 420		$ 1,770	$ 840
Number of common shares issued upon conversion					220,900	34,500	135,000	89,000	21,000		88,500	42,000
Subsequent Event [Member] | 10% Convertible Note Payable Due March 31, 2015 [Member]
Subsequent Event [Line Items]
Debt instrument, accrued interest										$ 5,611
Number of common shares issued upon conversion										14,029
Subsequent Event [Member] | Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 5% Convertible Note Payable Due April 30, 2015 [Member]
Subsequent Event [Line Items]
Principal amount			$ 40,000
Debt amount converted	$ 8,967	$ 9,078	$ 9,078
Number of common shares issued upon conversion	194,500	178,000	178,000
Description of debt conversion price

The terms of the note such that it now bears interest at 5% per year, and is convertible into common stock at a 49% discount to the lowest trading price over the preceding twenty trading days to the conversion date.

Subsequent Event [Member] | Argyle Corporate Services, LLC [Member]
Subsequent Event [Line Items]
Management services				$ 11,000